NORTHERN LIGHTS FUND TRUST

July 12, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust	-	PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund (previously, PFG Fidelity Institutional AM® Bond ESG Strategy Fund)
PFG BR Target Allocation Equity Strategy Fund (previously PFG BR Equity ESG Strategy Fund)
PFG Invesco® Equity Factor Rotation Strategy Fund (previously PFG Invesco® Thematic ESG Strategy Fund)

Post-Effective Amendment No. 1430 to the Registration Statement on Form N-1A (File No. 333-122917,

CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of the PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund, PFG BR Target Allocation Equity Strategy Fund and PFG Invesco® Equity Factor Rotation Strategy Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statements of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	1430	0001580642-23-003575	July 10, 2023
PFG BR Target Allocation Equity Strategy Fund	1430	0001580642-23-003575	July 10, 2023
PFG Invesco® Equity Factor Rotation Strategy Fund	1430	0001580642-23-003575	July 10, 2023

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

/s/Stephanie Shearer

Very truly yours,

Stephanie Shearer

Secretary